Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property and equipment, net [Abstract]
Property and equipment, net

12.  Property and equipment, net

Property and equipment consists of the following:

	December 31,
	2018	2019
	RMB	RMB

Gross carrying amount
Servers, computers and equipment	679,735	1,865,395
Buildings	857,020	867,518
Construction in progress	211,657	333,550
Decoration of buildings	103,305	103,305
Leasehold improvements	22,913	76,560
Motor vehicles	38,407	48,638
Furniture, fixture and office equipment	26,439	35,253
Total	1,939,476	3,330,219
Less: accumulated depreciation	(643,157)	(1,068,559)

Less: impairment loss	—	(5,300)

Property and equipment, net	1,296,319	2,256,360

Depreciation expense for the years ended December 31, 2017, 2018 and 2019 were RMB176,715, RMB150,991, and RMB362,495, respectively.